Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenue, Net, Total	¥ 9,965,786	$ 1,538,453	¥ 12,927,377	¥ 13,418,093
Japan [Member]
Revenue, Net, Total	2,723,800	420,482	2,487,949	972,604
USA [Member]
Revenue, Net, Total	1,248,536	192,741	2,301,496	2,906,262
Turkey [Member]
Revenue, Net, Total	550,799	85,029	118,305	22,118
France [Member]
Revenue, Net, Total	363,635	56,136	191,071	156,557
Germany [Member]
Revenue, Net, Total	170,518	26,323	671,534	2,439,058
England [Member]
Revenue, Net, Total	80,255	12,389	998,203	403,014
Sales Revenue, Net [Member]
Revenue, Net, Total	¥ 9,216,019	$ 1,422,708	¥ 11,319,473	¥ 11,446,095
Concentration Risk, Percentage	92.00%	92.00%	87.00%	85.00%
Sales Revenue, Net [Member] | PRC [Member]
Revenue, Net, Total	¥ 4,078,476	$ 629,608	¥ 4,550,915	¥ 4,546,482
Concentration Risk, Percentage	41.00%	41.00%	35.00%	34.00%
Sales Revenue, Net [Member] | Japan [Member]
Revenue, Net, Total	¥ 2,723,800	$ 420,482	¥ 2,487,949	¥ 972,604
Concentration Risk, Percentage	27.00%	27.00%	19.00%	7.00%
Sales Revenue, Net [Member] | USA [Member]
Revenue, Net, Total	¥ 1,248,536	$ 192,741	¥ 2,301,496	¥ 2,906,262
Concentration Risk, Percentage	12.00%	12.00%	18.00%	22.00%
Sales Revenue, Net [Member] | Turkey [Member]
Revenue, Net, Total	¥ 550,799	$ 85,029	¥ 118,305	¥ 22,118
Concentration Risk, Percentage	5.00%	5.00%	1.00%	0.00%
Sales Revenue, Net [Member] | France [Member]
Revenue, Net, Total	¥ 363,635	$ 56,136	¥ 191,071	¥ 156,557
Concentration Risk, Percentage	4.00%	4.00%	1.00%	1.00%
Sales Revenue, Net [Member] | Germany [Member]
Revenue, Net, Total	¥ 170,518	$ 26,323	¥ 671,534	¥ 2,439,058
Concentration Risk, Percentage	2.00%	2.00%	5.00%	18.00%
Sales Revenue, Net [Member] | England [Member]
Revenue, Net, Total	¥ 80,255	$ 12,389	¥ 998,203	¥ 403,014
Concentration Risk, Percentage	1.00%	1.00%	8.00%	3.00%